Bank Loans - Summary of Bank Loans (Parenthetical) (Details) ¥ in Thousands, $ in Thousands															1 Months Ended	12 Months Ended
		Sep. 29, 2024 USD ($)	Sep. 23, 2024 USD ($)	Jun. 28, 2024 USD ($)	Mar. 20, 2024 USD ($)	Jan. 25, 2024 USD ($)	Dec. 18, 2023 USD ($)	Nov. 29, 2023 USD ($)	Sep. 27, 2023 USD ($)	May 31, 2023 USD ($)	Apr. 14, 2023 USD ($)	Jan. 12, 2023 USD ($)	Nov. 17, 2020 USD ($)	May 26, 2020 USD ($)	May 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Feb. 28, 2022	Dec. 31, 2021 USD ($)	Dec. 31, 2024 CNY (¥)	Sep. 29, 2024 CNY (¥)	Sep. 23, 2024 CNY (¥)	Jun. 28, 2024 CNY (¥)	Mar. 20, 2024 CNY (¥)	Mar. 15, 2024 USD ($)	Mar. 15, 2024 CNY (¥)	Jan. 25, 2024 CNY (¥)	Dec. 18, 2023 CNY (¥)	Nov. 29, 2023 CNY (¥)	Sep. 27, 2023 CNY (¥)	May 31, 2023 CNY (¥)	Apr. 14, 2023 CNY (¥)	Jan. 13, 2023 USD ($)	Jan. 13, 2023 CNY (¥)	Jan. 12, 2023 CNY (¥)	Nov. 30, 2022	Mar. 01, 2021 USD ($)	Mar. 01, 2021 CNY (¥)	Dec. 09, 2020 USD ($)	Dec. 09, 2020 CNY (¥)	Nov. 17, 2020 CNY (¥)	May 26, 2020 CNY (¥)
Line of Credit Facility [Line Items]
- Proceeds from bank loans																	$ 204,775	$ 243,395	$ 151		$ 13,395
Short-term bank loans and current portion of long-term bank loans																$ 211,919	211,919	76,089	293		3,099
Long-term bank loans																163,840	163,840	177,817	11,513		12,668
Bank of China [Member]
Line of Credit Facility [Line Items]
Short-term bank loans and current portion of long-term bank loans	[1]															6,124	6,124	0	0		2,197
Long-term bank loans	[1]															5,480	5,480	0	0		0
Bank of China [Member] | Sinovac Dalian
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage																																									4.40%	4.40%
Line of credit facility, maximum borrowing capacity																																									$ 2,740	¥ 20,000
Debt Instrument, Collateral Amount																																									$ 6,922	¥ 51,000
Bank of China [Member] | Sinovac Beijing
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity			$ 61,650																					¥ 450,000
Debt instrument, description of variable rate basis			85 basis point
Debt instrument, basis spread on variable rate			0.85%
Short-term bank loans and current portion of long-term bank loans																5,754	5,754					¥ 42,000
Long-term bank loans																5,480	5,480					40,000
Bank of China [Member] | Sinovac Beijing | Minimum [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage			2.25%																					2.25%
Bank of China [Member] | Sinovac Beijing | Maximum [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage			2.50%																					2.50%
Bank of China [Member] | Sinovac Chengdu
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage									3.65%																							3.65%
Line of credit facility, maximum borrowing capacity									$ 411																							¥ 3,000
Debt instrument, description of variable rate basis									30 basis point
Debt instrument, basis spread on variable rate									0.30%
Short-term bank loans and current portion of long-term bank loans																370	370
Bank of Beijing [Member]
Line of Credit Facility [Line Items]
Short-term bank loans and current portion of long-term bank loans	[2]															68,404	68,404	0	0		0
Long-term bank loans	[2]															27,400	27,400	70,424	0		0
Bank of Beijing [Member] | Sinovac Life Sciences
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity											$ 68,500																							¥ 500,000
Debt instrument, description of variable rate basis											75 basis point to 80 basis point
Debt Instrument, Collateral Amount											$ 68,017																							¥ 482,000
Short-term bank loans and current portion of long-term bank loans																41,100	41,100					300,000
Long-term bank loans																27,400	27,400					200,000
Bank of Beijing [Member] | Sinovac Life Sciences | Minimum [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage											2.65%																							2.65%
Debt instrument, basis spread on variable rate											0.75%
Bank of Beijing [Member] | Sinovac Life Sciences | Maximum [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage											2.90%																							2.90%
Debt instrument, basis spread on variable rate											0.80%
Bank of Beijing [Member] | Sinovac Beijing
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity						$ 68,500																							¥ 500,000
Debt instrument, description of variable rate basis						60 basis point
Debt instrument, basis spread on variable rate						0.60%
Short-term bank loans and current portion of long-term bank loans																27,304	27,304					199,000
Bank of Beijing [Member] | Sinovac Beijing | Minimum [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage						2.75%																							2.75%
Bank of Beijing [Member] | Sinovac Beijing | Maximum [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage						2.85%																							2.85%
China Minsheng Banking [Member]
Line of Credit Facility [Line Items]
Short-term bank loans and current portion of long-term bank loans	[3]															959	959	0	0		0
China Minsheng Banking [Member] | Sinovac Chengdu
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage					3.60%																					3.60%
Line of credit facility, maximum borrowing capacity					$ 1,370																					¥ 10,000
Debt instrument, description of variable rate basis					15 basis point
Debt instrument, basis spread on variable rate					0.15%
Short-term bank loans and current portion of long-term bank loans																959	959					7,000
Bank of Chengdu [Member]
Line of Credit Facility [Line Items]
Short-term bank loans and current portion of long-term bank loans	[4]															2,055	2,055	0	0		0
Bank of Chengdu [Member] | Sinovac Chengdu
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity																											$ 1,370	¥ 10,000							$ 685	¥ 5,000
Debt Instrument, Collateral Amount																																			$ 685	¥ 5,000
Short-term bank loans and current portion of long-term bank loans																2,055	2,055					15,000
Bank of Chengdu [Member] | Sinovac Chengdu | Minimum [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage																											3.45%	3.45%
Bank of Chengdu [Member] | Sinovac Chengdu | Maximum [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage																											4.10%	4.10%
Chengdu Rural Commercial Bank [Member]
Line of Credit Facility [Line Items]
Short-term bank loans and current portion of long-term bank loans	[5]															1,362	1,362	0	0		0
Chengdu Rural Commercial Bank [Member] | Sinovac Chengdu
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage					4.10%																					4.10%
Line of credit facility, maximum borrowing capacity					$ 2,055																					¥ 15,000
Debt instrument, description of variable rate basis					65 basis point
Short-term bank loans and current portion of long-term bank loans																1,362	1,362					10
China Merchants Bank [Member]
Line of Credit Facility [Line Items]
Short-term bank loans and current portion of long-term bank loans	[6]															118,459	118,459	74,649	0		117
Long-term bank loans	[6]															34,222	34,222	70,409	0		50
China Merchants Bank [Member] | Sinovac Dalian
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage														5.60%																														5.60%
Line of credit facility, maximum borrowing capacity														$ 297																														¥ 2,000
Debt instrument, basis spread on variable rate														1.75%
Debt Instrument, Collateral Amount														$ 600																														¥ 4,000
Short-term bank loans and current portion of long-term bank loans																117	117					700
Long-term bank loans																$ 49	$ 49					¥ 300
China Merchants Bank [Member] | Sinovac Life Sciences
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage																2.80%	2.80%					2.80%
Line of credit facility, maximum borrowing capacity												$ 205,499,000																									¥ 1,500,000
Debt instrument, description of variable rate basis												60 to 85 basis point
Short-term bank loans and current portion of long-term bank loans																$ 102,736	$ 102,736					¥ 750,000
Long-term bank loans																$ 34,222	34,222					250,000
China Merchants Bank [Member] | Sinovac Life Sciences | Minimum [Member]
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate												0.60%
China Merchants Bank [Member] | Sinovac Life Sciences | Maximum [Member]
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate												0.85%
China Merchants Bank [Member] | Sinovac Beijing
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage							2.85%																							2.85%
Line of credit facility, maximum borrowing capacity							$ 27,400																							¥ 200,000
Debt instrument, description of variable rate basis							60 basis point
Debt instrument, basis spread on variable rate																0.60%
Short-term bank loans and current portion of long-term bank loans																$ 13,668	13,668					100,000
China Merchants Bank [Member] | Sinovac Chengdu
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage				3.20%																					3.20%
Line of credit facility, maximum borrowing capacity				$ 2,055																					¥ 15,000
Debt instrument, description of variable rate basis				25 basis point										175 basis points
Debt instrument, basis spread on variable rate				0.25%
Short-term bank loans and current portion of long-term bank loans																2,055	2,055								¥ 15,000
China Everbright Bank [Member]
Line of Credit Facility [Line Items]
Short-term bank loans and current portion of long-term bank loans	[7]															856	856	1,440	293		785
Long-term bank loans	[7]															2,768	2,768	9,736	11,513		12,618
China Everbright Bank [Member] | Sinovac Dalian
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage										2.85%			5.88%		2.85%																		2.85%					5.25%					5.88%
Line of credit facility, maximum borrowing capacity													$ 27,400																										$ 2,740,000	¥ 20,000			¥ 200,000
Debt instrument, description of variable rate basis													123 basis points		145 basis points
Debt instrument, basis spread on variable rate													1.23%		1.45%					5.22%
Debt Instrument, Collateral Amount													$ 18,808																														¥ 137
Short-term bank loans and current portion of long-term bank loans																856	856					6,000
Long-term bank loans																2,768	2,768					20,000
China Construction Bank [Member]
Line of Credit Facility [Line Items]
Short-term bank loans and current portion of long-term bank loans	[8]															13,700	13,700	0	0		0
Long-term bank loans	[8]															93,970	93,970	$ 27,248	$ 0		$ 0
China Construction Bank [Member] | Sinovac Beijing
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage		2.60%																					2.60%
Line of credit facility, maximum borrowing capacity		$ 13,700																					¥ 100,000
Debt instrument, description of variable rate basis		75 basis point
Debt instrument, basis spread on variable rate		0.75%
Short-term bank loans and current portion of long-term bank loans																13,700	13,700					100,000
China Construction Bank [Member] | Sinovac Biotech (Yidao) Co., Ltd.
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity										$ 178,099					$ 178,099																		¥ 1,300,000
Debt instrument, description of variable rate basis										118 basis point
Debt instrument, basis spread on variable rate										1.18%
Debt Instrument, Collateral Amount										$ 100,964					$ 100,964																		¥ 737,000
Long-term bank loans																76,018	76,018					555,000
China Construction Bank [Member] | Sinovac Biotech (Yidao) Co., Ltd. | Minimum [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage										2.77%					2.77%																		2.77%
China Construction Bank [Member] | Sinovac Biotech (Yidao) Co., Ltd. | Maximum [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage										3.12%					3.12%																		3.12%
China Construction Bank [Member] | Sinovac Chengdu
Line of Credit Facility [Line Items]
Short-term bank loans and current portion of long-term bank loans | ¥																						3,000
China Construction Bank [Member] | Yihoo Biotech
Line of Credit Facility [Line Items]
Debt instrument, interest rate, effective percentage								2.55%																							2.55%
Line of credit facility, maximum borrowing capacity								$ 41,100																							¥ 300,000
Debt instrument, description of variable rate basis								140 basis point
Debt instrument, basis spread on variable rate								1.40%
Debt Instrument, Collateral Amount								$ 4,376																							¥ 32,000
Long-term bank loans																$ 17,952	$ 17,952					¥ 131,000

[1]	On September 23, 2024, Sinovac Beijing entered into a maximum credit facility of $61,650 (RMB450 million) with Bank of China to support its daily operation. The loans bear annual interest rate at 85 basis point below the prime rate of a one-year term loan published by the People's Bank of China, at 2.25%-2.5%. Principal installment repayments begin in 2025 and shall be fully paid by April 13, 2026. As of December 31, 2024, $5,754 (RMB42 million) is recorded in bank loans due within one year and $5,480 (RMB40 million) is recorded in long-term bank loans.

On December 9, 2020, Sinovac Dalian entered into a credit facility of $2,740 (RMB20 million) with Bank of China for working capital purposes. The loans bore an annual interest rate of 4.40%. The principal was been fully repaid in 2022. Certain property with a collateral value of $6,922 (RMB51 million) was been pledged as collateral.

On September 27, 2023, Sinovac Chengdu entered into a maximum credit facility of $411 (RMB3 million) with Bank of China to support its daily operation. The loans bear annual interest rate at 30 basis point above the prime rate of a one-year term loan published by the People's Bank of China, at 3.65%. Principal installment repayments began in 2024 and shall be fully paid by March 26, 2025. As of December 31, 2024, $370 (RMB3 million) is recorded in bank loans due within one year.

[2]	On April 14, 2023, Sinovac LS entered into a maximum credit facility of $68,500 (RMB500 million) with Bank of Beijing to support its daily operation. The loan bears annual interest rate from 75 basis point to 80 basis point below the prime rate of a one-year term loan published by the People's Bank of China, ranges from 2.65% to 2.90%. Principal installment repayments begin in 2025 and shall be fully paid by April 28, 2026. As of December 31, 2024, $41,100 (RMB300 million) is recorded in bank loans due within one year and $27,400 (RMB200 million) is recorded in long-term bank loans.
[3]	On March 20, 2024, Sinovac Chengdu entered into a maximum credit facility of $1,370 (RMB10 million) with China Minsheng Banking to support its daily operation. The loans bear annual interest rate at 15 basis point above the prime rate of a one-year term loan published by the People's Bank of China, at 3.6%. Principal installment repayments begin in 2025 and shall be fully paid by March 19, 2025. As of December 31, 2024, $959 (RMB7 million) is recorded in bank loans due within one year.
[4]	Sinovac Chengdu entered into a maximum credit facility of $685 (RMB5 million) on January 13, 2023 and another maximum credit facility of $1,370 (RMB10 million) on March 15, 2024 with Bank Of Chengdu to support its daily operation. The loans bear annual interest rate at the prime rate of a one-year term loan published by the People's Bank of China, at 3.45% - 4.1%. Principal installment repayments begin in 2025 and shall be fully paid by March 14, 2025. As of December 31, 2024, $2,055 (RMB15 million) is recorded in bank loans due within one year. The loan is guaranteed by Chengdu Small and Medium Enterprises Financing Guarantee Co., Ltd., secured by certain patent with a collateral value of $685 (RMB5 million).
[5]	On March 20, 2024, Sinovac Chengdu entered into a maximum credit facility of $2,055 (RMB15 million) with Chengdu Rural Commercial Bank to support its daily operation. The loans bear annual interest rate at 65 basis point above the prime rate of a one-year term loan published by the People's Bank of China, at 4.1%.Principal installment repayments begin in 2025 and shall be fully paid by March 14, 2025. As of December 31, 2024, $1,362 (RMB10 million) is recorded in bank loans due within one year. Certain patent was pledged as collateral.
[6]	On January 12, 2023, Sinovac LS entered into a maximum credit facility of $205,499 (RMB1,500 million) with China Merchants Bank to support its daily operation. The loans bear an annual interest rate at 60 to 85 basis point below the prime rate of a one-year term loan published by the People's Bank of China, at 2.8% to 2.85%. Principal installment repayments began in 2023 and shall be fully paid by January 24, 2026. As of December 31, 2024, $102,736 (RMB750 million) is recorded in bank loans due within one year and $34,222 (RMB250 million) is recorded in long-term bank loans.
[7]	On November 17, 2020, Sinovac Dalian entered into a maximum credit facility of $27,400 (RMB200 million) with China Everbright Bank to finance its purchase of property, plant and equipment, with a term from November 17, 2020 to November 16, 2028. The loan bears annual interest rate at 123 basis points above the prime rate of a five-year term loan published by the People's Bank of China, at 5.88% in November 2020, at above such prime rate, at 5.25% in November 2022, and at 145 basis points below such prime rate, at 2.85% in May 2023. Principal installment repayments began in 2023 and shall be fully paid by November 16, 2028. As of December 31, 2024, $856 (RMB6 million) is recorded in bank loans due within one year and $2,768 (RMB20 million) is recorded in long-term bank loans. Certain construction in progress, properties, and machinery and equipment of Sinovac Dalian have been pledged as collateral, with a contractually agreed collateral value of $18,808 (RMB137 million). The facility was guaranteed by Dalian Jin Gang Group, who covers all amounts due under the credit facility, including principal, interest, and related costs.

On March 1, 2021, Sinovac Dalian entered into a maximum credit facility of $2,740 (RMB20 million) with China Everbright Bank to finance its working capital, with a term from March 1, 2021 to February 28, 2022. The loans bore an annual interest rate of 5.22%. The principal was been fully repaid in 2022. The facility was guaranteed by Dalian Jin Gang Group, who covers all amounts due under the credit facility, including principal, interest, and related costs.

[8]	On May 31, 2023, Sinovac Biotech (Yidao) Co., Ltd. entered into a maximum credit facility of $178,099 (RMB1,300 million) with China Construction Bank to finance its purchase of property, plant and equipment, with a term from June 15, 2023 to June 14, 2041. The loan bears annual interest rate at 118 basis point below the prime rate of a five-year term loan published by the People's Bank of China, at 2.77% to 3.12%. Principal installment repayments begin in 2026 and shall be fully paid by June 14, 2041. As of December 31, 2024, $76,018 (RMB555 million) is recorded in long-term bank loans. Certain construction in progress and prepaid land use rights of Sinovac Biotech (Yidao) Co., Ltd. have been pledged as collateral, with a contractually agreed collateral value of $100,964 (RMB737 million).

On November 29, 2023, Yihoo Biotech Co.,Ltd. entered into a maximum credit facility of $41,100 (RMB300 million) with China Construction Bank to finance its purchase of property, plant and equipment, with a term from January 17, 2024 to November 28, 2043. The loan bears annual interest rate at 140 basis point below the prime rate of a five-year term loan published by the People's Bank of

China, at 2.55%. Principal installment repayments begin in 2025 and shall be fully paid by November 28, 2043. As of December 31, 2024, $17,952 (RMB131 million) is recorded in long-term bank loans. Certain prepaid land use right of Yihoo Biotech Co.,Ltd. have been pledged as collateral, with a contractually agreed collateral value of $4,376 (RMB32 million).

On September 29, 2024, Sinovac Beijing entered into a maximum credit facility of $13,700 (RMB100 million) with China Construction Bank to support its daily operation. The loans bear annual interest rate at 75 basis point below the prime rate of a one-year term loan published by the People's Bank of China, at 2.6%. Principal installment repayments begin in 2025 and shall be fully paid by September 29, 2025. As of December 31, 2024, $13,700 (RMB100 million) is recorded in bank loans due within one year.